LEGAL AND OTHER PROVISIONS	12 Months Ended
Dec. 31, 2018
LEGAL AND OTHER PROVISIONS
LEGAL AND OTHER PROVISIONS

NOTE 23 – LEGAL AND OTHER PROVISIONS

Roll-forward of legal provisions during the years ended on December 31, 2018, 2017 and 2016 are as follows:

	For Legal		Other Provisions		Total Provisions
Balance as of December 31, 2015	Ps.	148,314	Ps.	451,913	Ps.	600,227
Provisions increase during the year		32,405		363,211		395,616
Use of provisions		(13,143)		(319,592)		(332,735)
Amounts reversed due to provisions not utilized		(12,938)		(30,249)		(43,187)
Reclassifications		1,111		(676)		435
Balance as of December 31, 2016	Ps.	155,749	Ps.	464,607	Ps.	620,356
Provisions increase during the year		32,670		222,349		255,019
Use of provisions		(15,012)		(117,643)		(132,655)
Amounts reversed due to provisions not utilized		(7,870)		(42,459)		(50,329)
Exchange differences		(184)		408		224
Balance as of December 31, 2017	Ps.	165,353	Ps.	527,262	Ps.	692,615
Impact of the adoption of IFRS 9 (1)		—		16,217		16,217
Balance as of January 01, 2018	Ps.	165,353	Ps.	543,479	Ps.	708,832
Provisions increase during the year		98,473		190,686		289,159
Use of provisions		(73,086)		(149,026)		(222,112)
Amounts reversed due to provisions not utilized		(64,562)		(19,852)		(84,414)
Exchange differences		(249)		4,072		3,823
Balance as of December 31, 2018	Ps.	125,929	Ps.	569,359	Ps.	695,288
(1)	Grupo Aval has initially adopted IFRS 15 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2.5.

Legal provisions:

Administrative proceedings

At December 31, 2018 and 2017 provisions were recorded for administrative proceedings for Ps. 12,296 and Ps. 68,526 respectively, by way of claims for administrative or judicial processes of a tax nature, initiated by national and local authorities that establish in some cases sanctions in which the subsidiaries of Grupo Aval would incur.

Labor proceedings

At December 31, 2018 and 2017 provisions were recorded for labor proceedings for Ps. 41,618 and Ps. 46,785 respectively. Labor proceedings include labor pursuits, indemnities for ex-employees against of several subsidiaries of Grupo Aval and pensions claims (survivor pensions, invalidity pensions, seniority pensions, return of balances, etc.) in Porvenir, the time expected for resolution is uncertain due to the fact that each proceeding is based on different instances, however, most cases are normally resolved in favor of Grupo Aval.

Other proceedings

At December 31, 2018 and 2017 other legal provisions were recorded for Ps. 72,015 and Ps. 50,042, respectively. The most representative is the litigation against Compañía Hotelera Cartagena de Indias for Ps. 24,815 for both periods, that claims to declare the violation of collective rights and interests of administrative morality, the enjoyment of public space, the enjoyment of a healthy environment and the existence of ecological balance and management and rational use of natural resources property of the State, and that, as a consequence of this violation, will be ordered restitute to the state of 37,018 square meters, result of the illegal occupation of the sea and of the illegal contribution of five lots delivered by the Municipality of Cartagena. In addition, a provision was made in Porvenir to cover claims for estimating payments to the Unidad de Gestión Pensional y Parafiscal for outstanding contributions of the AFP Horizonte to its employees in 2012 and 2013 for Ps. 20,937 and Ps. 20,449, respectively. Likewise, in Promigas S.A., a provision is constituted due to an arbitration demand for noncompliance in favor of Gecelca for Ps. 9,870.

Other provisions:

At December 31, 2018 and 2017 other provisions recorded amounting Ps. 569,359 and Ps. 527,262, respectively, are mainly comprised by a provision of Corficolombiana affiliates for Ps. 242,446 and Ps. 229,447, respectively, associated with the maintenance, restoration and rehabilitation of constructions and buildings, dismantling of assets, professional fees relating to development of concession contracts. Additionally, this caption includes a provision of Porvenir subsidiary for individual savings accounts shortfalls of people, which their retirement pensions are covered by the mandatory fund denominated “Fondo de Pensiones Obligatorias Especial Porvenir del Retiro Programado” managed by Porvenir, pursuant to legal provisions in force requiring they should be assumed by the pensions fund manager. This provision is calculated in accordance with projections performed based on actuarial assumptions that show some people with limited resources in the Fund will not cover their future pension payments. The provisions for this matter at December 31, 2018 and 2017 amounted Ps. 206,786 and Ps. 175,000, respectively.

Other provisions also include provisions of several subsidiaries of Grupo Aval for Ps. 46,868 and Ps. 50,541 for the periods ended on December 31, 2018 and 2017, respectively, corresponding to the dismantling of ATMs and offices; and for Ps. 59,428 and Ps. 26,675 respectively, for provisions of losses on loan commitments (see note 4.1.5 Loan commitments and financial guarantee contracts).